UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21629

SPECIAL VALUE EXPANSION FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE EXPANSION FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: SEPTEMBER 30, 2007

Date of reporting period: JUNE 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

June 30, 2007

Showing Percentage of Total Cash and Investments of the Company

Security	Principal Amount	Fair Value	Percent of Cash and Investments

Debt Securities (44.28%)
Bank Debt (34.61%) (1)
Cable & Other Pay Television Services (3.72%)
Casema Mezzanine Term Loan, EURIBOR + 4.5% Cash + 4.75% PIK,
due 9/12/16 (Acquired 10/3/06, Amortized Cost $19,017,258) - (Netherlands) (2)	€14,903,611	$20,839,469	3.72%

Communications Services, NEC (4.95%)
WildBlue Communications, Inc. 1st Lien Delayed Draw Term Loan,
LIBOR + 4.0% Cash + 4.0% PIK, due 12/31/09
(Acquired 6/6/06, Amortized Cost $13,309,154)	$13,309,154	13,176,063	2.35%
WildBlue Communications, Inc. 2nd Lien Delayed Draw Term Loan,
LIBOR + 5% Cash + 4.5% PIK, due 8/15/11
(Acquired 8/16/06, Amortized Cost $14,050,977)	$14,657,225	14,583,939	2.60%
Total Communications Services, NEC		27,760,002

Computer Communications Equipment (8.51%)
Dialogic Corporation, Senior Secured Note, LIBOR + 8%, due 3/28/12
(Acquired 9/28/06, Amortized Cost $19,287,834)	$19,287,834	20,642,804	3.68%
Enterasys Network Distribution Ltd. Senior Secured Note, LIBOR + 9%, due 2/22/11
(Acquired 3/1/06, Amortized Cost $2,700,297) - (Ireland) (3)	$2,755,405	2,810,513	0.50%
Enterasys Networks, Inc. Senior Secured Note, LIBOR + 9%, due 2/22/11
(Acquired 3/1/06, Amortized Cost $11,839,763) (3)	$12,081,390	12,323,018	2.20%
Gores Ent Holdings, Inc. Senior Secured Note, LIBOR + 9.166%, due 2/22/11
(Acquired 3/1/06, Amortized Cost $10,240,323) (3)	$11,661,721	11,956,180	2.13%
Total Computer Communications Equipment		47,732,515

Containers, Packaging and Glass (0.37%)
WinCup, Inc. Subordinated Promissory Note, 10% PIK, due 5/29/10
(Acquired 2/28/07, Amortized Cost $2,095,462) (3)	$2,095,462	2,064,030	0.37%

Diversified/Conglomerate Manufacturing (6.28%)
Revere Industries, LLC, 2nd Lien Term Loan, LIBOR + 10%, due 6/14/11
(Acquired 12/14/05, Amortized Cost $17,804,000)	$17,804,000	17,804,000	3.17%
Vitesse Semiconductor Corp. 1st Lien Term Loan, LIBOR + 11% PIK, due 6/7/10
(Acquired 6/7/06, Amortized Cost $16,920,414)	$16,920,414	17,428,027	3.11%
Total Diversified/Conglomerate Manufacturing		35,232,027

Electronics (2.71%)
Isola USA Corp. 2nd Lien Term Loan, LIBOR + 7.75%, due 12/18/13
(Acquired 12/21/06, 4/16/07 and 5/22/07, Amortized Cost $14,661,398)	$15,133,531	15,171,365	2.71%

Personal Transportation (3.60%)
Northwest Airlines, Inc. 1st Preferred Mortgage, 9.85%, due 10/15/12
(Restated and Amended 1/18/06, Amortized Cost $10,984,344)	$11,077,059	11,555,358	2.06%
Northwest Airlines, Inc. 1st Preferred Mortgage, 9.85%, due 7/15/13
(Restated and Amended 1/18/06, Amortized Cost $5,891,860)	$5,933,999	6,289,981	1.12%
Northwest Airlines, Inc. 1st Preferred Mortgage, 9.85%, due 12/15/13
(Restated and Amended 1/18/06, Amortized Cost $2,178,898)	$2,194,482	2,326,129	0.42%
Total Personal Transportation		20,171,468

Telephone Communications (4.25%)
Global Crossing Limited, Tranche B Term Loan, LIBOR + 6.25%, due 5/9/12
(Acquired 6/4/07, Amortized Cost $6,207,581)	$6,207,581	6,215,340	1.11%
Integra Telecom, Inc. 2nd Lien Senior Secured Term Loan,
LIBOR + 7% Cash + 4% PIK, due 7/31/12
(Acquired 7/31/06, Amortized Cost $12,595,195)	$13,173,214	13,963,606	2.49%

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2007

Showing Percentage of Total Cash and Investments of the Company

Security	Principal Amount or Shares	Fair Value	Percent of Cash and Investments
Debt Securities (continued)
Telephone Communications (continued)
Interstate Fibernet, Inc. 1st Lien Senior Secured Note,
LIBOR + 8% Cash + 0.5% PIK, due 7/25/09
(Acquired 2/23/07, Amortized Cost $912,398)	$875,717	$907,462	0.16%
Interstate Fibernet, Inc. 2nd Lien Senior Secured Note,
LIBOR + 7.75% Cash + 0.75% PIK, due 8/26/09
(Acquired 1/12/07, Amortized Cost $2,778,933)	$2,758,284	2,758,285	0.49%
Total Telephone Communications		23,844,693

Utilities (0.27%)
Hawkeye Renewables, LLC 2nd Lien Term Loan, LIBOR+ 7.25%, due 6/30/13
(Acquired 7/18/06, Cost $1,157,270)	$1,186,944	1,133,531	0.20%
La Paloma Generating Co. Residual Bank Debt
(Acquired 2/2/05, 3/18/05, and 5/6/05, Cost $1,316,528) (4)	$13,943,926	418,253	0.07%
Total Utilities		1,551,784

Miscellaneous Securities (-0.05%) (6)	$5,000,000	(265,000)	(0.05)%

Total Bank Debt (Cost $185,724,887)		194,102,353

Corporate Debt Securities (9.67%)
Automobiles (0.04%)
Delco Remy International, Inc. Senior Subordinated Notes, 11%, due 5/1/09	$217,000	215,403	0.04%

Containers, Packaging and Glass (1.51%)
Pliant Corp. Senior Secured Notes, 11.125%, due 9/1/09	$7,540,000	7,393,950	1.32%
Pliant Corp. Notes, 13% PIK, due 7/15/10	$269,171	168,829	0.03%
Radnor Holdings Senior Secured Tranche C Notes, LIBOR + 7.25%, due 9/15/09
(Acquired 4/4/06, Amortized Cost $6,811,237) (4), (5)	$6,973,000	890,173	0.16%
Total Containers, Packaging and Glass		8,452,952

Leisure, Amusement, Motion Pictures and Entertainment (3.44%)
Bally Total Fitness Holdings, Inc. Senior Subordinated Notes, 9.875%, due 10/15/07 (4)	$19,484,000	19,295,979	3.44%

Printing/Publishing (2.14%)
Phoenix Color Corp. Senior Subordinated Notes, 13%, due 2/1/09	$11,973,000	12,002,933	2.14%

Utilities (0.02%)
Calpine Generating Co. Secured Floating Rate Notes, LIBOR + 9%, due 4/1/11 (4)	$371,000	142,528	0.02%

Miscellaneous Securities (2.52%) (6)	$19,040,000	14,106,546	2.52%

Total Corporate Debt Securities (Cost $59,054,020)		54,216,341

Total Debt Securities (Cost $244,778,907)		248,318,694

Equity Securities (27.44%)
Automobiles (4.11%)
EaglePicher Holdings Inc. Common Stock
(Acquired 3/9/05, Cost $16,009,993) (3), (4), (5), (7), (8)	854,400	23,034,624	4.11%

Buildings and Real Estate (3.95%)
Owens Corning, Inc. Common Stock (4)	659,399	22,175,588	3.95%

Communications Services, NEC (0.09%)
WildBlue Communications, Inc. Non-Voting Warrants
(Acquired 10/23/06, Cost $508,737) (4), (5)	1,189,528	485,328	0.09%

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2007

Showing Percentage of Total Cash and Investments of the Company

Security	Shares	Fair Value	Percent of Cash and Investments

Equity Securities (continued)
Computer Communications Equipment (3.54%)
Dialogic Corporation, Class A Convertible Preferred Shares
(Acquired 9/28/06, Cost $2,967,357) (4), (5)	3,037,033	$4,661,846	0.83%
Gores Ent Holdings, Inc. Series A Convertible Preferred Stock
(Acquired 3/1/06 and 11/7/06, Cost $10,385,328) (3), (4), (5), (7)	10,385.327	13,526,889	2.41%
Gores Ent Holdings, Inc. Series B Convertible Preferred Stock
(Acquired 3/1/06, Cost $1,188,164) (3), (4), (5), (7)	1,843.827	1,682,492	0.30%
Total Computer Communications Equipment		19,871,227

Containers, Packaging and Glass (6.36%)
Pliant Corporation Common Stock (4)	217	217	0.00%
Pliant Corporation 13% PIK Preferred Stock	1,918,000	866,744	0.16%
Radnor Holdings Series A Convertible Preferred Stock
(Acquired 10/27/05, Cost $7,163,929) (4), (5)	7,874,163	-	0.00%
Radnor Holdings Common Stock
(Acquired 7/31/06, Cost $60,966) (4), (5)	30	-	0.00%
Radnor Holdings Non-Voting Common Stock
(Acquired 7/31/06, Cost $628,814) (4), (5)	305	-	0.00%
Radnor Holdings Warrants for Common Stock
(Acquired 10/27/05, Cost $594) (4), (5)	1	-	0.00%
Radnor Holdings Warrants for Non-Voting Common Stock
(Acquired 10/27/05, Cost $594) (4), (5)	1	-	0.00%
WinCup, Inc. Common Stock
(Acquired 11/29/06, Cost $31,020,365) (3), (4), (5)	31,020,365	34,770,732	6.20%
Total Containers, Packaging and Glass		35,637,693

Diversified/Conglomerate Service (4.45%)
Online Resources Corporation Series A-1 Convertible Preferred Stock
(Acquired 7/3/06, Cost $22,255,193) (4), (5)	22,255,193	24,974,778	4.45%

Electronics (0.36%)
TPG Hattrick Holdco, LLC Common Units
(Acquired 4/21/06, Cost $1,630,062) (4), (5)	969,092	2,015,711	0.36%

Leisure, Amusement, Motion Pictures and Entertainment (0.00%)
Bally Total Fitness Holdings, Inc. Common Stock
(Acquired 4/03/06, Cost $131,038) (4), (5), (9)	58,239	20,966	0.00%

Telephone Communications (0.26%)
Integra Telecom, Inc. Warrants to purchase various Common and Preferred Stock
(Acquired 7/31/06, Cost $382,723) (4), (5)	1,144,390	1,446,509	0.26%

Utilities (2.39%)
Mach Gen, LLC Common Units
(Acquired 8/17/05, 11/9/05, 12/14/05 and 12/19/05, Cost $1,288,086) (4), (5)	7,358	9,740,520	1.74%
Mach Gen, LLC Warrants to purchase Warrant Units
(Acquired 8/17/05, 11/9/05, 12/14/05 and 12/19/05, Cost $336,895) (4), (5)	1,831	1,281,700	0.23%
THL Hawkeye Equity Investors, L.P. Interest
(Acquired 7/25/06 Cost $2,373,887) (4), (5)	2,373,887	2,373,887	0.42%
Total Utilities		13,396,107

Miscellaneous Securities (1.93%) (6)	253,718	10,821,073	1.93%

Total Equity Securities (Cost $130,743,539)		153,879,604

Total Investments in Securities (Cost $375,522,446)		402,198,298

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2007

Showing Percentage of Total Cash and Investments of the Company

Security	Principal Amount	Fair Value	Percent of Cash and Investments

Cash and Cash Equivalents (28.28%)
Abbey National of North America Commercial Paper, 5.25%, due 7/5/07	$27,500,000	$27,375,677	4.88%
American Express Credit Corporation Commercial Paper, 5.23%, due 7/30/07	$27,500,000	27,260,292	4.86%
Bear Stearns Commercial Paper, 5.24%, due 7/19/07	$20,000,000	19,915,578	3.55%
Citigroup Commercial Paper, 5.24%, due 7/30/07	$9,875,000	9,747,075	1.74%
Rabobank Commercial Paper, 5.31%, due 7/2/07	$11,000,000	10,995,133	1.96%
Toyota Motor Credit Corporation Commercial Paper, 5.24%, due 7/20/07	$15,000,000	14,936,683	2.67%
UBS Finance Commercial Paper, 5.35%, due 7/2/07	$10,000,000	9,995,542	1.78%
UBS Finance Commercial Paper, 5.23%, due 8/9/07	$16,600,000	16,390,190	2.92%
Union Bank of California Certificate of Deposit, 5.25%, due 7/25/07	$14,000,000	14,000,000	2.50%
Union Bank of California Certificate of Deposit, 5.26%, due 8/1/07	$4,500,000	4,500,000	0.80%
Wells Fargo Bank Overnight Repo	$1,439,824	1,439,824	0.26%
Cash Held on Account at Various Institutions	$2,016,868	2,016,868	0.36%
Total Cash and Cash Equivalents		158,572,862

Total Cash and Investments in Securities		$560,771,160	100.00%

Notes to Statement of Investments

(1)
Certain investments in bank debt may be considered to be subject to contractual restrictions, and such investments are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally limited to commercial lenders or accredited investors and often require approval of the agent or borrower.

(2)	Principal amount denominated in euros. Amortized cost and fair value converted from euros to US dollars.

(3)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers). Changes to investments in securities of affiliated issuers and interest and dividends earned on such securities during the nine months ended June 30, 2007 were as follows:

Security	Beginning Balance	Acquisitions	Dispositions	Net Change in Unrealized Appreciation / (Depreciation)	Ending Balance	Interest and Dividends Earned

EaglePicher Holdings Inc. Common Stock	$20,095,488	$-	$-	$2,939,136	$23,034,624	$-
Enterasys Network Distribution Ltd. Sr. Sec. Note, LIBOR + 9%, due 2/22/11	2,851,844	-	-	(41,331)	2,810,513	302,100
Enterasys Networks, Inc. Sr. Sec. Note, LIBOR + 9%, due 2/22/11	12,504,239	-	-	(181,221)	12,323,018	1,317,039
Gores Ent Holdings, Inc. Sr. Sec. Note, LIBOR + 9.166%, due 2/22/11	11,661,721	-	-	294,459	11,956,180	1,285,970
Gores Ent Holdings, Inc. Series A Convertible Preferred Stock	9,929,673	1,275,536	-	2,321,680	13,526,889	-
Gores Ent Holdings, Inc. Series B Convertible Preferred Stock	1,520,973	-	-	161,519	1,682,492	-
WinCup, Inc. Common Stock	-	31,020,365	-	3,750,367	34,770,732	-
WinCup, Inc. Subordinated Promissory Note, 10% PIK, due 5/29/10	-	2,077,000	-	(12,970)	2,064,030	71,431

(4)	Non-income producing security.

(5)	Restricted security.

(6)	Miscellaneous Securities is comprised of certain unrestricted security positions that have not previously been publicly disclosed.

(7)	Investment is not a controlling position.

(8)	The Company's advisor may demand registration at any time more than 180 days following the first initial public offering of common equity by the issuer.

(9)
Registration of this issue of restricted stock may be forced by a majority of the eligible holders of the issue by written notice to the issuer once the issuer becomes eligible to use a short form registration statement on Form S-3.

Aggregate purchases and aggregate sales of securities, other than Government securities, totaled $123,567,603 and $221,930,820 respectively. Aggregate purchases includes securities received as payment in kind. Aggregate sales includes principal paydowns on debt securities.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $375,522,446.

Net unrealized appreciation aggregated $25,094,040, of which $46,746,871 related to appreciated investment securities and $21,652,831 related to depreciated investment securities.

The total value of restricted securities as of June 30, 2007 was $315,008,507, or 56.17% of total cash and investments of the Company.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b) Not applicable.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Expansion Fund, LLC

By:  /s/ Hugh Steven Wilson

Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Hugh Steven Wilson

Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: August 29, 2007

By:  /s/ Peyman S. Ardestani

Name: Peyman S. Ardestani
Title: Chief Financial Officer
Date: August 29, 2007